Long-term Investments - Equity Security with Or without Readily Determinable Fair Values (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Security with Readily Determinable Fair Values
Unrealized loss	¥ 150,880		¥ 17,487
Unrealized gain		¥ 270,468
Equity Securities without Readily Determinable Fair Values
Impairment	¥ 0	¥ 0	¥ 7,200